Annual Total Returns [BarChart] - Class N - NICHOLAS II INC - CLASS N	Jan. 29, 2021 [1]
Bar Chart Table:
Annual Return 2011	(0.38%)
Annual Return 2012	14.45%
Annual Return 2013	32.28%
Annual Return 2014	10.91%
Annual Return 2015	0.53%
Annual Return 2016	4.55%
Annual Return 2017	25.19%
Annual Return 2018	(5.06%)
Annual Return 2019	34.43%
Annual Return 2020	15.38%

[1]	The Fund’s fiscal year end is September 30. The Fund’s year-to-date return as of December 31, 2020 was 15.38%.